VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Australia—10.9%
Dexus	78,218	$ 479
GPT Group (The) - In Specie(1)(2)	588,920	—
National Storage REIT	491,304	726
NEXTDC Ltd.(2)	53,799	395
Scentre Group	703,100	1,257
		2,857

Belgium—2.4%
Aedifica S.A.	1,404	134
Warehouses De Pauw CVA	15,766	496
		630

Canada—6.7%
Allied Properties Real Estate Investment Trust	23,500	606
Boardwalk Real Estate Investment Trust	15,685	510
Granite Real Estate Investment Trust	10,326	634
		1,750

China—6.0%
GDS Holdings Ltd. ADR(2)	17,100	571
Hang Lung Properties Ltd.	521,000	988
		1,559

France—3.3%
Klepierre S.A.(2)	44,431	855
Germany—7.2%
Aroundtown S.A.	146,590	466
Vonovia SE	46,010	1,418
		1,884

Hong Kong—9.1%
Link REIT	122,441	999
Swire Properties Ltd.	559,000	1,388
		2,387

India—1.9%
Ascendas India Trust	600,100	505
Ireland—2.5%
Irish Residential Properties REIT plc	499,133	662
Japan—24.3%
Hulic Co., Ltd.	83,000	642
Japan Hotel REIT Investment Corp. Class A	1,200	600
Kenedix Office Investment Corp. Class A	124	623
Kenedix Residential Next Investment Corp.	341	547
Mitsubishi Estate Co., Ltd.	127,000	1,843
Mitsui Fudosan Logistics Park, Inc.	218	824
Nippon Prologis REIT, Inc.	377	928
Orix JREIT, Inc.	261	354
		6,361

Singapore—3.9%
CapitaLand Integrated Commercial Trust	435,000	679
	Shares	Value

Singapore—continued
Mapletree Industrial Trust	181,600	$ 340
		1,019

Spain—4.8%
Inmobiliaria Colonial Socimi S.A.	42,100	269
Merlin Properties Socimi S.A.	100,700	972
		1,241

Sweden—3.6%
Castellum AB	42,943	552
Catena AB	10,397	377
		929

United Kingdom—12.2%
Derwent London plc	17,031	541
Safestore Holdings plc	55,826	721
Segro plc	37,168	442
UNITE Group plc (The)	61,200	793
Workspace Group plc	99,900	676
		3,173

Total Common Stocks (Identified Cost $27,022)		25,812

Total Long-Term Investments—98.8% (Identified Cost $27,022)		25,812

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(3)	59,193	59
Total Short-Term Investment (Identified Cost $59)		59

TOTAL INVESTMENTS—99.0% (Identified Cost $27,081)		$25,871
Other assets and liabilities, net—1.0%		267
NET ASSETS—100.0%		$26,138

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
Country Weightings†
Japan	25%
United Kingdom	12
Australia	11
Hong Kong	9
Germany	7
Canada	7
China	6
Other	23
Total	100%
† % of total investments as of June 30, 2022.
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$25,812	$25,812	$—(1)
Money Market Mutual Fund	59	59	—
Total Investments	$25,871	$25,871	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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